UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-02589

Eaton Vance Series Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 2007

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Semiannual Report June 30, 2007

EATON VANCE
TAX-MANAGED
GROWTH
FUND
1.0

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Growth Fund 1.0 as of June 30, 2007

INVESTMENT UPDATE

Lewis R. Piantedosi

Co-Portfolio Manager

Duncan W. Richardson, CFA

Co-Portfolio Manager

The Fund

Performance for the Past Six Months

•      For the six-month period ended June 30, 2007, Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund) had a total return of 6.12%. This return was the result of an increase in net asset value per share to $636.07 on June 30, 2007, from $603.37 on December 31, 2006, and the reinvestment of $4.20 per share in dividend income.

•      For comparison, the S&P 500 Index – a broad-based, unmanaged market index commonly used as a measure of overall U.S. stock market performance – had a total return of 6.96% for the same period. The Lipper Large-Cap Core Classification had a total return of 6.94% for the same period.(1)

See pages 3 and 4 for more performance information, including after-tax returns.

Management Discussion

•      The U.S. equity markets posted strong returns in the first half of 2007, fueled by positive earnings and continued strength in merger and buyout activity. Equity and bond markets remained choppy, however, as geopolitical and economic uncertainty, coupled with rising inflation and sub-prime mortgage fears, pressured already-anxious investors. Markets across the globe registered sharp declines from late February through mid-March 2007, but recovered in April and rallied to new highs by the end of the six-month period. On average, small-cap stocks continued to lead large-cap stocks, and growth stocks outpaced their value counterparts during the course of the period.

•      Despite increased volatility, nine out of 10 economic sectors in the S&P 500 Index posted positive returns. Energy, materials and telecommunications were the top-performing sectors, while the financials and consumer discretionary sectors realized weaker returns during the period ended June 30, 2007. The leading industries of the S&P 500 Index during the first half of 2007 included internet and catalog retailers, auto components, construction, and energy equipment and services. Industries making negative contributions to the S&P 500 Index return included commercial services, diversified financials and real estate investment trusts. (1)

•      The Fund invests its assets in Tax-Managed Growth Portfolio (the Portfolio), a separate registered investment company with the same objective and investment policies as the Fund. The Portfolio, in turn, invests primarily in common stocks of growth companies.

•      During the period, the Fund’s total return lagged that of the S&P 500 Index. The Fund’s relative underperformance was primarily affected by the Portfolio’s stock underweighting of the stronger-performing utilities and materials sectors and investment selections within the energy, industrials and information technology sectors. In contrast, the Fund benefited from the Portfolio’s investments in the financials and consumer discretionary sectors, primarily within the multi-line retail, textiles, apparel and commercial banking industries, as well as favorable stock selection in the pharmaceuticals and semiconductor sectors.(1),(2)

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

(1)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(2)	Sector weightings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Tax-Managed Growth Fund 1.0 as of June 30, 2007

PORTFOLIO COMPOSITION

Top ten equity Holdings*

By Portfolio’s net assets

Exxon Mobil Corp.	2.91%
General Electric Co.	2.35
ConocoPhillips	2.31
Procter & Gamble Co.	2.17
American International Group	2.10
Pepsico Inc.	1.89
BP PLC Spons ADR	1.80
Deere & Co.	1.71
Pfizer, Inc.	1.50
Danaher Corp.	1.42

Common stock investments by sector**

By Portfolio’s net assets

*	Top Ten Equity Holdings represented 20.16% of Portfolio net assets as of June 30, 2007. Holdings are subject to change due to active management.

**

As a percentage of the Portfolio’s net assets as of June 30, 2007. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Eaton Vance Tax-Managed Growth Fund 1.0 as of June 30, 2007

FUND PERFORMANCE

Performance

Average Annual Total Returns (at net asset value)
Six Months	6.12%
One Year	17.22
Five Years	9.16
Ten Years	7.66
Life of Fund (3/29/66)	10.29

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended June 30, 2007)

Returns at Net Asset Value (NAV)

	One Year	Five Years	Ten Years
Return Before Taxes	17.22%	9.16%	7.66%
Return After Taxes on Distributions	16.71%	8.76%	7.36%
Return After Taxes on Distributions and Sale of Fund Shares	11.88%	7.86%	6.66%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

The Fund commenced investment operations on 3/29/66.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Tax-Managed Growth Fund 1.0 as of June 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Growth Fund 1.0

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period* (1/1/07 – 6/30/07)
Actual	$1,000.00	$1,061.20	$2.35
Hypothetical
(5% return per year before expenses)	$1,000.00	$1,022.50	$2.31

* Expenses are equal to the Fund's annualized expense ratio of 0.46% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Tax-Managed Growth Fund 1.0 as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $322,156,784)	$1,060,247,479
Total assets	$1,060,247,479
Liabilities
Payable for Fund shares redeemed	$12,111
Payable to affiliate for Trustees' fees	830
Accrued expenses	32,228
Total liabilities	$45,169
Net Assets	$1,060,202,310
Sources of Net Assets
Paid-in capital	$307,274,508
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	33,037,629
Accumulated undistributed net investment income	1,308,650
Accumulated federal tax on undistributed net realized long-term capital gain, paid on behalf of the shareholders	(19,509,172)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	738,090,695
Total	$1,060,202,310
Net Asset Value and Redemption Price Per Share
($1,060,202,310 ÷ 1,666,804 shares of beneficial interest outstanding	$636.07

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $208,095)	$10,453,056
Interest allocated from Portfolio	120,755
Security lending income allocated from Portfolio, net	45,531
Expenses allocated from Portfolio	(2,319,415)
Net investment income from Portfolio	$8,299,927
Expenses
Trustees' fees and expenses	$1,680
Custodian fee	18,100
Transfer and dividend disbursing agent fees	16,991
Legal and accounting services	14,556
Printing and postage	3,316
Miscellaneous	10,007
Total expenses	$64,650
Net investment income	$8,235,277
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$59,118,480
Foreign currency transactions	93
Net realized gain	$59,118,573
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(5,184,429)
Foreign currency	882
Net change in unrealized appreciation (depreciation)	$(5,183,547)
Net realized and unrealized gain	$53,935,026
Net increase in net assets from operations	$62,170,303

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.0 as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment income	$8,235,277	$13,854,897
Net realized gain from investment transactions and foreign currency transactions	59,118,573	52,035,951
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(5,183,547)	62,970,798
Net increase in net assets from operations	$62,170,303	$128,861,646
Distributions to shareholders — From net investment income	$(7,053,163)	$(13,878,065)
From net realized gain on investment transactions	—	(16,167,277)
Total distributions to shareholders	$(7,053,163)	$(30,045,342)
Transactions in shares of beneficial interest — Net asset value of shares issued to shareholders in payment of distributions declared	$1,793,305	$9,756,490
Cost of shares redeemed	(29,301,461)	(68,830,449)
Net decrease in net assets from Fund share transaction	$(27,508,156)	$(59,073,959)
Net increase in net assets	$27,608,984	$39,742,345
Net Assets
At beginning of period	$1,032,593,326	$992,850,981
At end of period	$1,060,202,310	$1,032,593,326
Accumulated undistributed net investment income included in net assets
At end of period	$1,308,650	$126,536

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.0 as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005		2004	2003	2002
Net asset value — Beginning of period	$603.370		$546.870	$530.770		$493.870	$410.040	$514.030
Income (loss) from operations
Net investment income	$4.911		$8.023	$6.586		$5.964	$4.627	$3.840
Net realized and unrealized gain (loss)	31.989		66.019	17.864		41.533	92.657	(104.030)
Total income (loss) from operations	$36.900		$74.042	$24.450		$47.497	$97.284	$(100.190)
Less distributions
From net investment income	$(4.200)		$(8.030)	$(6.475)		$(5.950)	$(4.550)	$(3.800)
From net realized gain	—		(9.512)	(1.875)		(4.647)	(8.904)	—
Total distributions	$(4.200)		$(17.542)	$(8.350)		$(10.597)	$(13.454)	$(3.800)
Net asset value — End of period	$636.070		$603.370	$546.870		$530.770	$493.870	$410.040
Total Return(1)	6.12	%(6)	13.62%	4.64%		9.68%	23.86%	(19.54)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,060,202		$1,032,593	$992,851		$1,003,639	$979,183	$863,009
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	0.46	%(3)	0.46%	0.46	%†	0.46%†	0.47%	0.47%
Expenses after custodian fee reduction(2)	0.46	%(3)	0.46%	0.46	%†	0.46%†	0.47%	0.47%
Net investment income	1.59	%(3)	1.38%	1.24	%†	1.17%†	1.04%	0.83%
Portfolio Turnover of the Portfolio(4)	1%		1%	0	%(5)	3%	15%	23%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)  Includes the Fund's share of the Portfolio's allocated expenses.

(3)  Annualized.

(4)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 4%, 7%, 6%, 10%, 21%, and 30% for the six months ended June 30, 2007 and the five preceding calendar years.

(5)  Amounts to less than 1%.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.0 as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), is a diversified series of Eaton Vance Series Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (5.1% at June 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Although the Fund intends to distribute net realized long-term gains to shareholders each year, the Fund reserves the right to designate such gains as undistributed and pay the federal tax thereon on behalf of shareholders. Provision for such tax is recorded on the Fund's records on the last business day of the Fund's fiscal year because the Internal Revenue Code provides that such tax is allocated among shareholders of record on that date.

At December 31, 2006, net losses of $371 attributable to currency transactions incurred after October 31, 2006 are treated as arising on the first day of the fund's taxable year ending December 31, 2007.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance Tax-Managed Growth Fund 1.0 as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Distributions to Shareholders

The Fund's policy is to distribute all or substantially all of the net investment income allocated by the Portfolio to the Fund (less the Fund's direct expenses) and to distribute all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are re-classified to paid-in-capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Issued to shareholders electing to receive payments of distributions in Fund shares	2,852	16,401
Redemptions	(47,424)	(120,554)
Net decrease	(44,572)	(104,153)

4  Investment Transactions

Decreases in the Fund's investment in the Portfolio aggregated $34,831,748 for the six months ended June 30, 2007. Decreases in the Fund's investment in the Portfolio include the distribution of common stock as the result of redemptions in-kind of $29,301,167 for the six months ended June 30, 2007.

5  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2007, EVM received $1,742 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of these annual fees in accordance with terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

6  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, derecognition, or disclosure.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value
Aerospace & Defense — 3.5%
Boeing Company (The)	969,237	$93,201,830
General Dynamics Corp.	1,471,000	115,061,620
Honeywell International, Inc.	294,280	16,562,078
Lockheed Martin Corp.	19,800	1,863,774
Northrop Grumman Corp.	3,106,163	241,876,913
Raytheon Co.	37,574	2,024,863
Rockwell Collins, Inc.	129,632	9,157,204
United Technologies Corp.	3,693,938	262,011,022
		$741,759,304
Air Freight & Logistics — 2.6%
CH Robinson Worldwide, Inc.	1,561,973	$82,034,822
FedEx Corp.	2,219,776	246,328,543
United Parcel Service, Inc., Class B	2,908,797	212,342,181
		$540,705,546
Airlines — 0.0%
Southwest Airlines Co.	386,112	$5,756,930
		$5,756,930
Auto Components — 0.1%
BorgWarner, Inc.	70,272	$6,046,203
Delphi Corp.(1)	5,361	12,713
Johnson Controls, Inc.	208,723	24,163,862
		$30,222,778
Automobiles — 0.1%
DaimlerChrysler AG(2)	24,284	$2,232,914
Ford Motor Co.	83,266	784,366
General Motors Corp.	33,939	1,282,894
Harley-Davidson, Inc.	145,740	8,687,561
		$12,987,735
Beverages — 4.8%
Anheuser-Busch Companies, Inc.	4,860,780	$253,538,285
Brown-Forman Corp., Class A	479,732	36,397,267
Brown-Forman Corp., Class B	45,820	3,348,526
Coca-Cola Co. (The)	5,192,590	271,624,383
Coca-Cola Enterprises, Inc.	1,706,930	40,966,320
PepsiCo, Inc.	6,127,237	397,351,319
		$1,003,226,100

Security	Shares	Value
Biotechnology — 1.4%
Amgen, Inc.(1)	4,566,551	$252,484,605
Biogen Idec, Inc.(1)	211,211	11,299,788
Celera Group(1)	493	6,113
Genentech, Inc.(1)	6,700	506,922
Genzyme Corp.(1)	322,155	20,746,782
Gilead Sciences, Inc.(1)	230,964	8,954,474
Vertex Pharmaceuticals, Inc.(1)	13,000	371,280
		$294,369,964
Building Products — 0.6%
American Standard Companies, Inc.	542,047	$31,969,932
Masco Corp.	3,444,946	98,077,613
		$130,047,545
Capital Markets — 5.3%
Affiliated Managers Group, Inc.(1)	20,520	$2,642,155
Ameriprise Financial, Inc.	67,314	4,279,151
Bank of New York Mellon Corp.	429,048	17,779,749
Bear Stearns Companies, Inc.	95,740	13,403,600
Charles Schwab Corp. (The)	803,107	16,479,756
Credit Suisse Group(2)	155,136	10,976,428
Deutsche Bank AG(2)	16,000	2,315,840
E*Trade Financial Corp.(1)	45,935	1,014,704
Federated Investors, Inc., Class B	1,599,819	61,321,062
Franklin Resources, Inc.	663,129	87,844,699
Goldman Sachs Group, Inc.	1,115,548	241,795,029
Investors Financial Services Corp.	450,386	27,775,305
Knight Capital Group, Inc., Class A(1)	1,000,000	16,600,000
Legg Mason, Inc.	46,784	4,602,610
Lehman Brothers Holdings, Inc.	192,474	14,343,162
Mellon Financial Corp.	390,695	17,190,580
Merrill Lynch & Co., Inc.	2,563,494	214,256,829
Morgan Stanley	3,045,185	255,430,118
Northern Trust Corp.	723,979	46,508,411
Piper Jaffray Cos., Inc.(1)	12,636	704,204
Raymond James Financial, Inc.	221,005	6,829,054
State Street Corp.	166,569	11,393,320
T. Rowe Price Group, Inc.	341,862	17,739,219
UBS AG(2)	192,683	11,562,907
Waddell & Reed Financial, Inc., Class A	273,635	7,117,246
		$1,111,905,138

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Chemicals — 0.8%
Arch Chemicals, Inc.	4,950	$173,943
Ashland, Inc.	46,969	3,003,668
Dow Chemical Co. (The)	247,778	10,956,743
Du Pont E.I. de Nemours and Co.	1,006,607	51,175,900
Ecolab, Inc.	407,411	17,396,450
Monsanto Co.	39,168	2,645,407
Olin Corp.	9,900	207,900
PPG Industries, Inc.	27,142	2,065,778
Rohm and Haas Co.	2,380	130,138
Sigma-Aldrich Corp.	1,136,628	48,499,917
Tronox, Inc., Class B	26,441	371,496
Valspar Corp. (The)	1,219,107	34,634,830
		$171,262,170
Commercial Banks — 7.2%
Associated Banc-Corp.	991,726	$32,429,440
Bank of Hawaii Corp.	69,735	3,601,115
Bank of Montreal(2)	288,309	18,575,749
BB&T Corp.	1,584,205	64,445,459
City National Corp.	151,703	11,543,081
Comerica, Inc.	477,031	28,369,034
Commerce Bancshares, Inc.	171,056	7,748,837
Compass Bancshares, Inc.	53,487	3,689,533
Fifth Third Bancorp	3,127,366	124,375,346
First Horizon National Corp.	146,168	5,700,552
First Midwest Bancorp, Inc.	523,358	18,584,443
HSBC Holdings PLC (Hungary) (ADR)	220,592	4,034,501
HSBC Holdings PLC (UK) (ADR)	579,110	53,144,925
Huntington Bancshares, Inc.	583,001	13,257,443
KeyCorp	744,846	25,570,563
M&T Bank Corp.	79,377	8,485,401
Marshall & Ilsley Corp.	663,221	31,589,216
National City Corp.	1,544,631	51,467,105
PNC Financial Services Group, Inc.	173,375	12,410,182
Regions Financial Corp.	2,323,553	76,909,604
Royal Bank of Canada(2)	612,432	32,501,766
Societe Generale(2)	1,606,685	297,045,190
SunTrust Banks, Inc.	1,185,863	101,675,894
Synovus Financial Corp.	832,207	25,548,755
Toronto-Dominion Bank (The)(2)	17,915	1,226,998
Trustmark Corp.	205,425	5,312,290
U.S. Bancorp	4,761,273	156,883,945
Valley National Bancorp.	5,229	117,600

Security	Shares	Value
Commercial Banks (continued)
Wachovia Corp.	2,724,255	$139,618,069
Wells Fargo & Co.	3,444,935	121,158,364
Westamerica Bancorporation	1,968	87,064
Zions Bancorp.	352,512	27,111,698
		$1,504,219,162
Commercial Services & Supplies — 0.4%
ACCO Brands Corp.(1)	15,490	$357,044
Allied Waste Industries, Inc.(1)	953,435	12,833,235
Avery Dennison Corp.	56,594	3,762,369
Cintas Corp.	281,813	11,111,887
Donnelley (R.R.) & Sons Co.	54,404	2,367,118
Herman Miller, Inc.	541,800	17,120,880
HNI Corp.	500,078	20,503,198
Manpower, Inc.	706	65,121
PHH Corp.(1)	20,110	627,633
Pitney Bowes, Inc.	37,822	1,770,826
Waste Management, Inc.	465,261	18,168,442
		$88,687,753
Communications Equipment — 2.3%
ADC Telecommunications, Inc.(1)	21,340	$391,162
Alcatel SA (ADR)	89,240	1,249,360
Avaya, Inc.(1)	11,738	197,668
Cisco Systems, Inc.(1)	8,561,242	238,430,590
Comverse Technology, Inc.(1)	25,350	528,547
Corning, Inc.(1)	3,672,512	93,832,682
Dycom Industries, Inc.(1)	58,083	1,741,328
Juniper Networks, Inc.(1)	136,172	3,427,449
Motorola, Inc.	1,266,823	22,422,767
Nokia Oyj (ADR)	1,994,233	56,057,890
Nortel Networks Corp.(1)(2)	72,544	1,744,683
QUALCOMM, Inc.	1,351,558	58,644,102
Riverstone Networks, Inc.(3)	28,706	0
Tellabs, Inc.(1)	25,118	270,270
		$478,938,498
Computer Peripherals — 2.3%
Brocade Communications Systems, Inc.(1)	5,418	$42,369
Dell, Inc.(1)	4,426,012	126,362,643
EMC Corp.(1)	1,814,621	32,844,640
Gateway, Inc.(1)	65,556	104,234

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Computer Peripherals (continued)
Hewlett-Packard Co.	911,358	$40,664,794
International Business Machines Corp.	1,698,151	178,730,393
Lexmark International, Inc., Class A(1)	1,668,411	82,269,346
Network Appliance, Inc.(1)	369,094	10,777,545
Palm, Inc.(1)	398	6,372
Sun Microsystems, Inc.(1)	319,180	1,678,887
		$473,481,223
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.(1)	108,010	$6,211,655
		$6,211,655
Construction Materials — 0.2%
Cemex SAB de CV (ADR)(1)	51,226	$1,890,239
CRH PLC(2)	207,894	10,213,895
Vulcan Materials Co.	206,614	23,665,568
		$35,769,702
Consumer Finance — 1.1%
American Express Co.	686,794	$42,018,057
Capital One Financial Corp.	1,709,842	134,120,006
SLM Corp.	916,399	52,766,254
		$228,904,317
Containers & Packaging — 0.1%
Bemis Co., Inc.	295,186	$9,794,271
Sealed Air Corp.	42,528	1,319,219
Sonoco Products Co.	128,617	5,506,094
Temple-Inland, Inc.	115,924	7,132,804
		$23,752,388
Distributors — 0.0%
Genuine Parts Co.	190,459	$9,446,766
		$9,446,766
Diversified Consumer Services — 0.3%
Apollo Group, Inc., Class A(1)	28,651	$1,674,078
H&R Block, Inc.	1,603,312	37,469,401
Laureate Education, Inc.(1)	302,518	18,653,260
ServiceMaster Co. (The)	320,455	4,954,234
		$62,750,973

Security	Shares	Value
Diversified Financial Services — 2.8%
Bank of America Corp.	3,677,698	$179,802,655
Citigroup, Inc.	4,600,841	235,977,135
ING Groep N.V. (ADR)	264,281	11,620,436
JPMorgan Chase & Co.	2,727,474	132,146,115
Moody's Corp.	309,906	19,276,153
		$578,822,494
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	1,501,341	$62,305,652
BCE, Inc.(2)(4)	2,653,500	100,275,765
Bell Aliant Regional Communications, Inc.(1)(2)(3)(5)	210,251	6,196,351
Cincinnati Bell, Inc.(1)	169,013	976,895
Citizens Communications Co.	6,949	106,111
Deutsche Telekom AG (ADR)	1,843,732	33,943,106
Embarq Corp.	16,420	1,040,535
McLeod USA, Inc., Class A(1)(3)	947	0
Qwest Communications International, Inc.(1)	38,011	368,707
RSL Communications, Ltd., Class A(1)(2)(3)	247,161	0
Telefonos de Mexico SA de CV (ADR)	2,883,026	109,237,855
Verizon Communications, Inc.	467,218	19,235,365
Windstream Corp.	1,021,380	15,075,569
		$348,761,911
Electric Utilities — 0.4%
Duke Energy Corp.	417,250	$7,635,675
Exelon Corp.	1,003,134	72,827,528
Southern Co. (The)	65,985	2,262,626
		$82,725,829
Electrical Equipment — 0.6%
Emerson Electric Co.	2,531,458	$118,472,234
Rockwell Automation, Inc.	112,400	7,805,056
Roper Industries, Inc.	46,244	2,640,532
Thomas & Betts Corp.(1)	22,600	1,310,800
		$130,228,622
Electronic Equipment & Instruments — 0.4%
Agilent Technologies, Inc.(1)	460,970	$17,719,687
Arrow Electronics, Inc.(1)	8,750	336,262
Flextronics International, Ltd.(1)(2)	441,607	4,769,356
Jabil Circuit, Inc.	2,082,013	45,950,027
National Instruments Corp.	88,674	2,888,112

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Electronic Equipment & Instruments (continued)
Plexus Corp.(1)	142,747	$3,281,754
Sanmina-SCI Corp.(1)	18,166	56,860
Solectron Corp.(1)	1,670,613	6,147,856
		$81,149,914
Energy Equipment & Services — 0.9%
Baker Hughes, Inc.	196,687	$16,547,277
GlobalSantaFe Corp.(2)	20,000	1,445,000
Halliburton Co.	1,263,716	43,598,202
Schlumberger, Ltd.(2)	1,191,974	101,246,272
Smith International, Inc.	120,165	7,046,476
Transocean, Inc.(1)(2)	103,602	10,979,740
		$180,862,967
Food & Staples Retailing — 2.1%
Casey's General Stores, Inc.	12,551	$342,140
Costco Wholesale Corp.	928,292	54,323,648
CVS/Carework Corp.	2,183,069	79,572,865
Kroger Co. (The)	1,378,442	38,775,573
Safeway, Inc.	1,135,280	38,633,578
Sysco Corp.	2,293,201	75,652,701
Walgreen Co.	1,197,517	52,139,890
Wal-Mart Stores, Inc.	2,199,822	105,833,436
		$445,273,831
Food Products — 2.5%
Archer-Daniels-Midland Co.	1,397,167	$46,232,256
Campbell Soup Co.	1,295,515	50,278,937
ConAgra Foods, Inc.	482,834	12,968,921
Dean Foods Co.	286,449	9,129,130
Del Monte Foods Co.	99,492	1,209,823
General Mills, Inc.	132,648	7,749,296
H.J. Heinz Co.	248,095	11,777,070
Hershey Co. (The)	496,414	25,128,477
J.M. Smucker Co. (The)	6,121	389,663
Kellogg Co.	54,076	2,800,596
Kraft Foods, Inc.	407,073	14,349,323
Nestle SA(2)	275,000	104,143,164
Sara Lee Corp.	4,299,814	74,816,764
Smithfield Foods, Inc.(1)	3,495,324	107,621,026
TreeHouse Foods, Inc.(1)	25,945	690,396
Tyson Foods, Inc., Class A	241,647	5,567,547
Unilever PLC (ADR)	1,755	56,616
William Wrigley Jr. Co.	997,511	55,172,333
		$530,081,338

Security	Shares	Value
Health Care Equipment & Supplies — 1.1%
Advanced Medical Optics, Inc.(1)	9,834	$343,010
Baxter International, Inc.	241,763	13,620,927
Becton, Dickinson and Co.	63,708	4,746,246
Biomet, Inc.	276,842	12,657,216
Boston Scientific Corp.(1)	1,142,412	17,524,600
DENTSPLY International, Inc.	7,701	294,640
Hospira, Inc.(1)	111,411	4,349,485
Medtronic, Inc.	2,727,364	141,441,097
St. Jude Medical, Inc.(1)	84,585	3,509,432
Stryker Corp.	153,338	9,674,094
Zimmer Holdings, Inc.(1)	299,524	25,426,592
		$233,587,339
Health Care Providers & Services — 1.6%
AmerisourceBergen Corp.	368,007	$18,205,306
Cardinal Health, Inc.	2,191,625	154,816,390
CIGNA Corp.	45,108	2,355,540
Express Scripts, Inc.(1)	196,994	9,851,670
Health Management Associates, Inc., Class A	124,425	1,413,468
Henry Schein, Inc.(1)	1,124,569	60,085,722
McKesson Corp.	6,462	385,394
Medco Health Solutions, Inc.(1)	167,155	13,036,418
Sunrise Senior Living, Inc.(1)	8,000	319,920
Tenet Healthcare Corp.(1)	3,478	22,642
UnitedHealth Group, Inc.	420,951	21,527,434
WellPoint, Inc.(1)	680,654	54,336,609
		$336,356,513
Health Care Technology — 0.0%
IMS Health, Inc.	120,055	$3,857,367
		$3,857,367
Hotels, Restaurants & Leisure — 1.1%
Bob Evans Farms, Inc.	1,792	$66,035
Carnival Corp.(2)	543,886	26,525,320
Darden Restaurants, Inc.	184,714	8,125,569
Gaylord Entertainment Co.(1)	95,515	5,123,425
International Game Technology	409,904	16,273,189
International Speedway Corp., Class A	118,344	6,237,912
Marriott International, Inc., Class A	421,554	18,227,995
McDonald's Corp.	921,691	46,785,035
MGM MIRAGE(1)	188,890	15,579,647
Starbucks Corp.(1)	2,254,271	59,152,071
Wyndham Worldwide Corp.(1)	128,055	4,643,274
Yum! Brands, Inc.	494,666	16,185,472
		$222,924,944

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Household Durables — 0.4%
Blyth, Inc.	370,933	$9,859,399
D.R. Horton, Inc.	637,557	12,706,511
Fortune Brands, Inc.	107,860	8,884,428
Leggett & Platt, Inc.	1,772,040	39,073,482
Newell Rubbermaid, Inc.	291,589	8,581,464
		$79,105,284
Household Products — 2.9%
Clorox Co. (The)	14,873	$923,613
Colgate-Palmolive Co.	704,942	45,715,489
Energizer Holdings, Inc.(1)	76,555	7,624,878
Kimberly-Clark Corp.	1,326,330	88,718,214
Procter & Gamble Co. (The)	7,470,494	457,119,528
		$600,101,722
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)(1)	40,339	$882,617
Dynegy, Inc., Class A(1)	22,688	214,175
TXU Corp.	136,092	9,158,992
		$10,255,784
Industrial Conglomerates — 3.0%
3M Co.	1,012,150	$87,844,498
General Electric Co.	12,916,776	494,454,185
Teleflex, Inc.	11,574	946,522
Textron, Inc.	12,838	1,413,592
Tyco International, Ltd.(2)	1,130,011	38,183,072
		$622,841,869
Insurance — 5.4%
Aegon, N.V. (ADR)	5,182,849	$101,842,983
AFLAC, Inc.	2,221,978	114,209,669
Allstate Corp. (The)	194,023	11,934,355
American International Group, Inc.	6,290,289	440,508,939
AON Corp.	474,867	20,234,083
Arthur J. Gallagher & Co.	557,025	15,529,857
Berkshire Hathaway, Inc., Class A(1)	641	70,173,475
Berkshire Hathaway, Inc., Class B(1)	40,424	145,728,520
Chubb Corp.	30,648	1,659,283
Hartford Financial Services Group, Inc. (The)	46,301	4,561,112
Lincoln National Corp.	224,488	15,927,424
LSI Logic Corp.	7,258	423,069
Manulife Financial Corp.(2)	246,658	9,205,277
Marsh & McLennan Cos., Inc.	478,635	14,780,249

Security	Shares	Value
Insurance (continued)
MetLife, Inc.	65,779	$4,241,430
Old Republic International Corp.	298,056	6,336,671
Progressive Corp. (The)	3,774,948	90,334,506
SAFECO Corp.	161,000	10,023,860
Torchmark Corp.	318,929	21,368,243
Travelers Companies., Inc. (The)	348,910	18,666,685
UnumProvident Corp.	52,000	1,357,720
XL Capital Ltd., Class A(2)	187,100	15,770,659
		$1,134,818,069
Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(1)	42,476	$2,905,783
Expedia, Inc.(1)	403,096	11,806,682
IAC/InterActiveCorp(1)	429,832	14,876,486
Liberty Media Corp. - Interactive(1)	256,350	5,724,296
		$35,313,247
Internet Software & Services — 0.6%
eBay, Inc.(1)	1,257,244	$40,458,112
Google, Inc., Class A(1)	171,734	89,882,141
		$130,340,253
IT Services — 2.4%
Accenture Ltd., Class A(2)	2,739,520	$117,498,013
Acxiom Corp.	74,785	1,978,063
Affiliated Computer Services, Inc.(1)	183,730	10,421,166
Automatic Data Processing, Inc.	1,493,739	72,401,529
BISYS Group, Inc. (The)(1)	65,000	768,950
Broadridge Financial Solutions, Inc.	372,911	7,130,058
Computer Sciences Corp.(1)	226,702	13,409,423
DST Systems, Inc.(1)	22,600	1,790,146
Electronic Data Systems Corp.	1,252	34,718
Fidelity National Information Services, Inc.	42,862	2,326,549
First Data Corp.	3,492,352	114,095,140
Fiserv, Inc.(1)	832,355	47,277,764
Gartner, Inc., Class A(1)	30,575	751,839
Paychex, Inc.	869,193	34,002,830
Perot Systems Corp.(1)	625,309	10,655,265
Safeguard Scientifics, Inc.(1)	26,579	74,687
Western Union Co.	3,488,152	72,658,206
		$507,274,346

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	90,772	$2,526,185
Mattel, Inc.	30,514	771,699
		$3,297,884
Life Sciences Tools & Services — 0.2%
Dionex Corp.(1)	37,300	$2,647,927
Invitrogen Corp.(1)	429,910	31,705,863
PerkinElmer, Inc.	254,526	6,632,948
		$40,986,738
Machinery — 3.8%
Caterpillar, Inc.	215,457	$16,870,283
Danaher Corp.	3,959,362	298,931,831
Deere & Co.	2,970,000	358,597,800
Donaldson Co., Inc.	77,792	2,765,506
Dover Corp.	522,290	26,715,133
Illinois Tool Works, Inc.	1,656,408	89,760,750
ITT Industries, Inc.	8,428	575,464
Nordson Corp.	20,306	1,018,549
Parker Hannifin Corp.	14,021	1,372,796
		$796,608,112
Media — 4.6%
Catalina Marketing Corp.	79,803	$2,513,794
CBS Corp., Class A	14,887	496,184
CBS Corp., Class B	556,629	18,546,878
Citadel Broadcasting Corp.	380,396	2,453,554
Comcast Corp., Class A(1)	2,846,238	80,036,213
Comcast Corp., Class A Special(1)	3,544,342	99,099,802
Discovery Holding Co., Class A(1)	99,839	2,295,299
E.W. Scripps Co. (The), Class A	51,066	2,333,206
EchoStar Communications Corp., Class A(1)	35,150	1,524,455
Entercom Communications Corp.	220,000	5,475,800
Gannett Co., Inc.	460,808	25,321,400
Havas SA (ADR)	3,142,938	17,756,510
Idearc, Inc.	23,103	816,229
Interpublic Group of Companies, Inc., (The)(1)	932,692	10,632,689
Lamar Advertising Co.	241,409	15,150,829
Liberty Global, Inc., Class A(1)	46,731	1,917,840
Liberty Global, Inc., Class C(1)	48,416	1,902,749
Liberty Media Holding Corp.-Capital, Series A(1)	51,270	6,033,454
Live Nation, Inc.(1)	9,936	222,368
McClatchy Co., (The), Class A	7,177	181,650
McGraw-Hill Companies, Inc., (The)	471,684	32,112,247

Security	Shares	Value
Media (continued)
New York Times Co. (The), Class A	22,468	$570,687
News Corp., Class A	187,934	3,986,080
Omnicom Group, Inc.	4,815,430	254,832,556
Publicis Groupe(2)	329,132	14,513,226
Time Warner, Inc.	4,048,882	85,188,477
Tribune Co.	1,446,781	42,535,361
Viacom, Inc., Class A(1)	13,791	573,706
Viacom, Inc., Class B(1)	524,573	21,837,974
Vivendi SA (ADR)	174,913	7,508,211
Walt Disney Co. (The)	4,951,132	169,031,646
Washington Post Co. (The), Class B	16,470	12,782,202
WPP Group PLC(2)	139,450	2,083,849
WPP Group PLC (ADR)	256,051	19,139,812
		$961,406,937
Metals & Mining — 0.1%
Alcoa, Inc.	85,947	$3,483,432
Freeport-McMoRan Copper & Gold, Inc.	21,456	1,776,986
Nucor Corp.	112,388	6,591,556
Steel Dynamics, Inc.	343,864	14,411,340
		$26,263,314
Multiline Retail — 1.7%
99 Cents Only Stores(1)	220,659	$2,892,839
Dollar General Corp.	52,668	1,154,483
Dollar Tree Stores, Inc.(1)	626,033	27,263,737
Family Dollar Stores, Inc.	2,242,765	76,971,695
J.C. Penney Company, Inc.	130,349	9,434,661
Macy's, Inc.	231,607	9,213,326
Nordstrom, Inc.	131,384	6,716,350
Sears Holdings Corp.(1)	4,563	773,429
Target Corp.	3,521,816	223,987,498
		$358,408,018
Multi-Utilities — 0.0%
Ameren Corp.	5,000	$245,050
PG&E Corp.	3,000	135,900
Wisconsin Energy Corp.	9,576	423,546
		$804,496
Office Electronics — 0.0%
Xerox Corp.(1)	32,878	$607,585
Zebra Technologies Corp., Class A(1)	13,500	522,990
		$1,130,575

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Oil, Gas & Consumable Fuels — 9.8%
Anadarko Petroleum Corp.	4,465,370	$232,154,586
Apache Corp.	2,145,450	175,047,265
BP PLC (ADR)	5,258,675	379,360,814
Chevron Corp.	573,898	48,345,168
ConocoPhillips	6,177,923	484,966,955
Devon Energy Corp.	818,602	64,088,351
El Paso Corp.	97,665	1,682,768
Exxon Mobil Corp.	7,297,317	612,098,950
Hess Corp.	55,051	3,245,807
Marathon Oil Corp.	175,844	10,543,606
Murphy Oil Corp.	44,679	2,655,720
Royal Dutch Shell PLC (ADR)	9,594	799,660
Royal Dutch Shell PLC (ADR)	157,131	12,759,037
Spectra Energy Corp.	255,675	6,637,323
Total SA (ADR)	272,750	22,087,295
Williams Cos., Inc. (The)	223,515	7,067,544
		$2,063,540,849
Paper and Forest Products — 0.1%
International Paper Co.	155,342	$6,066,105
MeadWestvaco Corp.	45,590	1,610,239
Neenah Paper, Inc.	33,023	1,362,529
Weyerhaeuser Co.	85,055	6,713,391
		$15,752,264
Personal Products — 0.0%
Avon Products, Inc.	173,400	$6,372,450
Estee Lauder Cos., Inc., (The) Class A	13,035	593,223
		$6,965,673
Pharmaceuticals — 7.3%
Abbott Laboratories	3,736,749	$200,102,909
Allergan, Inc.	276,600	15,943,224
Bristol-Myers Squibb Co.	4,681,418	147,745,552
Eli Lilly & Co.	4,186,186	233,924,074
Forest Laboratories, Inc.(1)	56,729	2,589,679
GlaxoSmithKline PLC (ADR)	426,642	22,343,242
Johnson & Johnson	3,958,968	243,951,608
King Pharmaceuticals, Inc.(1)	152,305	3,116,160
Merck & Co., Inc.	2,329,205	115,994,409
Mylan Laboratories, Inc.	27,992	509,174
Novo Nordisk A/S (ADR)	214,531	23,310,938
Pfizer, Inc.	12,293,558	314,346,278
Schering-Plough Corp.	1,740,623	52,984,564

Security	Shares	Value
Pharmaceuticals (continued)
Shering AG (ADR)	25,000	$3,493,192
Teva Pharmaceutical Industries, Ltd. (ADR)	1,676,190	69,142,838
Watson Pharmaceuticals, Inc.(1)	562,702	18,304,696
Wyeth	944,631	54,165,142
		$1,521,967,679
Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A	58,779	$3,613,733
		$3,613,733
Road & Rail — 0.1%
Avis Budget Group, Inc.(1)	64,027	$1,820,288
Burlington Northern Santa Fe Corp.	214,724	18,281,601
CSX Corp.	43,833	1,975,992
Kansas City Southern(1)	6,815	255,835
Norfolk Southern Corp.	3,090	162,441
Union Pacific Corp.	67,300	7,749,595
		$30,245,752
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	600,378	$22,598,228
Applied Materials, Inc.	1,094,431	21,746,344
Broadcom Corp., Class A(1)	1,032,709	30,206,738
Cypress Semiconductor Corp.(1)	52,742	1,228,361
Intel Corp.	11,146,883	264,849,940
KLA-Tencor Corp.	148,373	8,153,096
Linear Technology Corp.	427,148	15,454,215
LSI Corp.(1)	141,203	1,060,435
Maxim Integrated Products, Inc.	263,099	8,790,138
Skyworks Solutions, Inc.(1)	98,685	725,335
Teradyne, Inc.(1)	7,248	127,420
Texas Instruments, Inc.	3,066,390	115,388,256
Verigy, Ltd.(1)(2)	4,274	122,279
Xilinx, Inc.	24,533	656,748
		$491,107,533
Software — 2.0%
Adobe Systems, Inc.(1)	489,938	$19,671,011
CA, Inc.	40,728	1,052,004
Compuware Corp.(1)	150,944	1,790,196
Electronic Arts, Inc.(1)	21,405	1,012,885
Fair Isaac Corp.	2	80
Intuit, Inc.(1)	985,017	29,629,311
Jack Henry & Associates, Inc.	119,142	3,067,907

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Software (continued)
Microsoft Corp.	7,219,748	$212,765,974
Oracle Corp.(1)	6,643,139	130,936,270
SAP AG (ADR)	400,000	20,428,000
Symantec Corp.(1)	225,686	4,558,857
Wind River Systems, Inc.(1)	59,479	654,269
		$425,566,764
Specialty Retail — 1.6%
Abercrombie & Fitch Co., Class A	5,929	$432,698
AutoNation, Inc.(1)	245,966	5,519,477
Best Buy Co., Inc.	173,415	8,093,278
Gap, Inc. (The)	599,138	11,443,536
Home Depot, Inc.	4,426,452	174,180,886
Limited Brands, Inc.	601,248	16,504,258
Lowe's Companies, Inc.	1,856,972	56,990,471
Payless ShoeSource, Inc.(1)	23,100	728,805
RadioShack Corp.	437,915	14,512,503
Sherwin-Williams Co. (The)	18,020	1,197,789
Staples, Inc.	275,430	6,535,954
TJX Companies, Inc. (The)	1,716,834	47,212,935
		$343,352,590
Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc.(1)	727,556	$34,478,879
Hanesbrands, Inc.(1)	559,410	15,120,852
Nike, Inc., Class B	3,058,444	178,276,701
		$227,876,432
Thrifts & Mortgage Finance — 0.3%
Fannie Mae	303,390	$19,820,469
Freddie Mac	146,695	8,904,387
MGIC Investment Corp.	95,045	5,404,259
Washington Mutual, Inc.	627,728	26,766,322
		$60,895,437
Tobacco — 0.2%
Altria Group, Inc.	579,403	$40,639,326
		$40,639,326

Security	Shares	Value
Trading Companies & Distributors — 0.1%
United Rentals, Inc.(1)	391,179	$12,728,965
		$12,728,965
Wireless Telecommunication Services — 0.7%
Alltel Corp.	1,362,446	$92,033,227
SprintNextel Corp.	1,744,624	36,131,163
Telephone & Data Systems, Inc., Special Shares	25,844	1,487,322
Telephone and Data Systems, Inc.	25,844	1,617,059
Vodafone Group PLC (ADR)	305,078	10,259,773
		$141,528,544
Total Common Stocks (identified cost $13,938,084,285)		$20,823,776,905
Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp.(1)(3)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0
Warrants — 0.0%
Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc.(1)(2)	18,106	$3,078
		$3,078
Total Warrants (identified cost $0)		$3,078
Other Issues — 0.0%
Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)	166,518	$266
		$266

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Software — 0.0%
Seagate Technology, Inc. (Tax Refund Rights)(1)(3)	197,392	$0
		$0
Total Other Issues (identified cost $39,407)		$266
Short-Term Investments — 0.9%
Description	Shares / Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.32%(6)(7)	51,035	$51,034,581
Investment in Cash Management Portfolio, 4.82%(6)	142,862	142,861,655
Total Short-Term Investments (identified cost, $193,896,236)		$193,896,236
Total Investments — 100.1% (identified cost $14,148,645,997)		$21,017,676,485
Other Assets, Less Liabilities — (0.1)%		$(29,303,374)
Net Assets — 100.0%		$20,988,373,111

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Foreign security.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  All or a portion of these securities were on loan at June 30, 2007.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $6,196,351 or 0.03% of the Portfolio's net assets.

(6)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2007.

(7)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Unaffiliated investments, at value including $49,006,284 of securities on loan (identified cost, $13,954,749,761)	$20,823,780,249
Affiliated investments, at value (identified cost, $193,896,236)	193,896,236
Receivable for investments sold	1,114,185
Dividends and interest receivable	25,943,113
Interest receivable from affiliated investment	720,443
Securities lending income receivable	43,932
Tax reclaims receivable	2,136,939
Total assets	$21,047,635,097
Liabilities
Collateral for securities loaned	$51,034,581
Payable to affiliate for investment adviser fee	7,477,416
Payable to affiliate for Trustees' fees	9,032
Other accrued expenses	740,957
Total liabilities	$59,261,986
Net Assets applicable to investors' interest in Portfolio	$20,988,373,111
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$14,119,270,158
Net unrealized appreciation (computed on the basis of identified cost)	6,869,102,953
Total	$20,988,373,111

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends (net of foreign taxes, $5,003,267)	$205,131,536
Interest	31,203
Security lending income, net	910,937
Interest income allocated from affiliated investment	2,348,076
Expenses allocated from affiliated investment	(219,233)
Total investment income	$208,202,519
Expenses
Investment adviser fee	$43,993,696
Trustees' fees and expenses	15,070
Custodian fee	1,229,113
Legal and accounting services	50,301
Miscellaneous	235,300
Total expenses	$45,523,480
Deduct — Reduction of custodian fee	$90
Total expense reductions	$90
Net expenses	$45,523,390
Net investment income	$162,679,129
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$545,047,990
Foreign currency transactions	1,818
Net realized gain	$545,049,808
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$523,081,505
Foreign currency	16,972
Net change in unrealized appreciation (depreciation)	$523,098,477
Net realized and unrealized gain	$1,068,148,285
Net increase in net assets from operations	$1,230,827,414

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment income	$162,679,129	$269,527,217
Net realized gain from investment transactions and foreign currency transactions	545,049,808	644,738,498
Net change in unrealized appreciation (depreciation) of investments and foreign currency	523,098,477	1,577,971,043
Net increase in net assets from operations	$1,230,827,414	$2,492,236,758
Capital transactions — Contributions	$861,862,180	$1,447,009,081
Withdrawals	(1,491,608,730)	(2,584,560,445)
Net decrease in net assets from capital transactions	$(629,746,550)	$(1,137,551,364)
Net increase in net assets	$601,080,864	$1,354,685,394
Net Assets
At beginning of period	$20,387,292,247	$19,032,606,853
At end of period	$20,988,373,111	$20,387,292,247

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005		2004		2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.45	%(1)	0.45%	0.45	%(2)	0.45	%(2)	0.45%	0.45%
Expenses after custodian fee reduction	0.45	%(1)	0.45%	0.45	%(2)	0.45	%(2)	0.45%	0.45%
Net investment income	1.59	%(1)	1.39%	1.25	%(2)	1.18	%(2)	1.05%	0.85%
Portfolio Turnover(3)	1%		1%	0	%(4)	3%		15%	23%
Total Return	6.14	%(5)	13.69%	4.70%		9.67%		23.88%	(19.52)%
Net assets, end of period (000's omitted)	$20,988,373		$20,387,292	$19,032,607		$19,141,142		$17,609,589	$14,571,522

(1)  Annualized.

(2)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for 2005 and 2004, respectively).

(3)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 4%, 7%, 6%, 10%, 21%, and 30% for the six months ended June 30, 2007 and the five preceding calendar years.

(4)  Amounts to less than 1%.

(5)  Not annualized.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to achieve long-term, after-tax returns for its interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C  Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin

Tax-Managed Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

D  Put Options — Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

E  Securities Sold Short — The Portfolio may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of the sale a right to obtain securities equivalent in kind and amount to the securities sold short provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Portfolio may sell short securities representing an index or basket of securities whose constituents the Portfolio holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Portfolio. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Portfolio expects normally to close covered short sales against-the-box by delivering newly acquired stocks. Exposure to loss on an index or basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by the Portfolio. Such losses may be substantial.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

Tax-Managed Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. The portion of the advisory fees payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six months ended June 30, 2007, the Portfolio's advisory fee totaled $44,209,620, of which $215,924 was allocated from Cash Management and $43,993,696 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2007, the Portfolio's advisory fee, including the portion allocated from Cash Management, was 0.43% of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

For the six months ended June 30, 2007, purchases and sales of investments, other than short-term obligations, aggregated $276,589,570 and $277,498,109, respectively. In addition, investments having an aggregate market value of $1,054,434,082 at dates of withdrawal were distributed in payment for capital withdrawals and investors contributed securities with a value of $476,351,689, during the six months ended June 30, 2007.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007 as computed on a federal income tax basis were as follows:

Aggregate cost	$4,426,826,332
Gross unrealized appreciation	$16,590,975,796
Gross unrealized depreciation	(125,643)
Net unrealized appreciation	$16,590,850,153

Unrealized appreciation on foreign currency is $72,465.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2007.

Tax-Managed Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2007.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with IBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $446,478 for the six months ended June 30, 2007. At June 30, 2007, the value of the securities loaned and the value of the collateral amounted to $49,006,284 and $51,034,581, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, derecognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Eaton Vance Tax-Managed Growth Fund 1.0

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the

Eaton Vance Tax-Managed Growth Fund 1.0

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen , fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Growth Fund 1.0 (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten- year periods ended September 30, 2006 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Eaton Vance Tax-Managed Growth Fund 1.0

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add a breakpoint with respect to assets of $25 billion and over. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Tax-Managed Growth Fund 1.0

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Growth Fund 1.0

Officers Duncan W. Richardson President Thomas E. Faust Jr. Vice President and Trustee Michelle A. Green Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman James F. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

Tax-Managed Growth Portfolio

Officers
Duncan W. Richardson
President and
Co-Portfolio Manager
Thomas E. Faust Jr.
Vice President and Trustee
Lewis R. Piantedosi
Vice President and
Co-Portfolio Manager
Michelle A. Green
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty James B. Hawkes Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

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Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Growth Fund 1.0
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Growth Fund 1.0

The Eaton Vance Building

255 State Street

Boston, MA 02109

157-8/07  TGSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

During the period, the registrant’s Board designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Hayes retired from the Board effective July 1, 2007.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Assistant Treasurer

Date:	August 8, 2007

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 8, 2007